Loans Payable - Summary of Loan Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Beginning balance	$ 312	$ 112
Loan proceeds		283
Loan repayments and foreign exchange	(32)	(83)
Loan forgiven	$ (280)
Ending balance		$ 312